Subordinated Borrowings - Summary of Subordinated Borrowings (Parenthetical) (Detail) € in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Apr. 25, 2014 EUR (€)	Feb. 07, 2012 USD ($)
USD 525 million non-cumulative subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated notes issued | $	$ 525			$ 525
USD 525 million non-cumulative subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated notes issued | $	$ 525			$ 525
EUR 700 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated notes issued | €		€ 700	€ 700
EUR 700 million fixed floating subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated notes issued | €		€ 700	€ 700